Summary of Significant Accounting Policies - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accrued capital expenditures	$ 40,197	$ 44,308
Accrued interest payable	17,657	124
Other accrued liabilities	11,022	6,804
Accrued liabilities	$ 68,876	$ 51,236